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SEC
Mail Processing
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DEC 31 2014
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14011358

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Index-Linked Securities

4. Name of Underlying Instrument:

Barclays Capital 10Y US Treasury Futures Targeted Exposure Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

DTYS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

CBOT (futures)

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Chief Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2328

Manual Signature of Official Responsible for Form:

December 30, 2014

Act	Securities Exchange Act of 1934
Section	
Rule	
Public Availability:	DEC 31 2014

SEC 2449 (1/99)

NYSE

Martha Redding
Chief Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2838
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
2014 DEC 31 PM 1:14
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SEC
Mail Processing
Section
DEC 31 2014
Washington DC
404

December 30, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – 10 Barclays Bank PLC ETNs

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

iPath US Treasury Steepener ETN (STPP)
iPath US Treasury Flattener ETF (FLAT)
iPath US Treasury 2-year Bull ETN (DTUL)
iPath US Treasury 2-year Bear ETN (DTUS)
iPath US Treasury 5-year Bull ETN (DFVL)
iPath US Treasury 5-year Bear ETN (DFVS)
iPath US Treasury 10-year Bull ETN (DTYL)
iPath US Treasury 10-year Bear ETN (DTYS)
iPath US Treasury Long Bond Bull ETN (DLBL)
iPath US Treasury Long Bond Bear ETN (DLBS)

If you have any questions, please do not hesitate to call me at (212) 656-2328.

Sincerely,

Act Securities Exchange Act of 1934
DEC 31 2014

Enclosures